OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Other operating income/expenses (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
Other operating income
Foreign exchange gains					₫ 77,466
Voucher terminated			₫ 207,098		47,760
Interest due to late payment from customers	₫ 268,578	$ 11,036,696	163,754
Others	129,513	5,322,088	104,896		120,953
Total	398,091	16,358,784	475,748		246,179
Other operating expenses
Foreign exchange losses	1,035,914	42,568,893	695,050		881,889
Penalties	1,496,341	61,489,254	1,131,947		134,143
Loss from disposal of long-lived assets	570,050	23,425,108	81,165	[1]
Written off and disposal of long-lived assets	570,050	23,425,108	81,165
Others	503,945	20,708,650	139,601		109,288
Total	3,606,250	148,191,905	2,047,763		1,125,320
Net other operating expenses	₫ (3,208,159)	$ (131,833,121)	₫ (1,572,015)	[1]	₫ (879,141)	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).